                                                     Empirical Ventures,Inc.

                                                     2775 Fir Street, Suite 3E

                                                Vancouver BC, Canada, V6J3C2

Securities and Exchange Commission                                               June  5, 2006

Washington DC

Attention: Janice McGuirk

RE: Empirical Ventures, Inc.

Registration Statement on Form SB-2 File No. 333-120486

Ladies and Gentlemen,

We are writing in response to your comment letter dated May 8th 2006

General

1. We reissue prior comment one from our letter dated May 31, 2005. A review of the business plan, purpose, as well as the ,surrounding facts contained in the prospectus, raises a question as to whether Empirical Ventures Inc. is a "blank check company, which is required to conduct its offering in compliance with the provisions of Rule 419 of Regulation C. In this regard, it appears that Empirical Ventures Inc. will be unable to conduct its planned operations if additional funding is not raised within a short period of time, yet there appears to be no efforts in this area. We further note you acquired the rights to certain technology from 3493734 Manitoba Ltd, but you have no concrete arrangements or agreements to further develop or commercialize the software. Further, your Prospectus contains very general disclosure related to the nature of your business plan.

As you know, Section (a)(2) of Rule 419 defines a blank check company as a company that is issuing penny stock and that is "a development stage company that has no specific business plan or purpose or has indicated that its business plan is to engage in a merger or acquisition with. an unidentified company or companies, or other entity." In discussing this definition in the adopting release, the Commission stated that it would 'scrutinize registered offerings for attempts to create the appearance that the registrant is not a blank check), in an effort to avoid the application of Rule 419." (See Securities Act Release No. 6932 of April 13, 1992, 51 SEC Docket 0388). In carrying out this mandate, the staff's assessment of your status under the definition can be based only upon the public representation of its proposed business in the registration statement. If Empirical Ventures Inc. believes that it does not fall within the definition of a blank check company, provide a detailed analysis. Add appropriate disclosure to demonstrate your status as a non-blank check company. In this regard, clearly disclose. whether you have any current plans, arrangements, commitments or understandings to engage in a merger or acquisition with another company. To the extent you do not, affirmatively state that you are not a blank check company.

Despite the fact that we have not yet commenced operations nor generated revenues, we are not a 'blank check' company and do not intend to enter into a business combination. We acquired the prior development and prototype software of the Darrwin Software Program on May 18, 2004. We obligated the Company to a consideration of $5,000.00 and 100,000 common shares of the company’s stock, a further $245,000 in development expenditures and a royalty on our net revenues. Royalties are determined at the rate of 2% of net revenues until the amount paid or payable aggregates up to $250,000 and thereafter, at the rate of 1%. On November 17, 2005 our original purchase agreement was amended to provide for the additional sums of $3,000 upon execution of the amended agreement and a further payment of $10,000 in lieu of 100,000 shares of the company’s stock due by March 15, 2006 with the additional developmental expenditures and royalty remaining the same as in the original agreement. management’s focus has been mainly on organizational activities and the Preliminary design and development of our web site and researching possible locations for our test site. The activities of the management, although not revenue producing as yet, is beyond a blank check status. Further financing is required for the further Development marketing and distribution of the product. The Company is prepared to aggressively develop and market the product.  The Company has a specific business plan or purpose or has indicated that its business plan is not to engage in a merger or acquisition with an unidentified company or companies, or other entity.  The Company is registering its shares in order to enter the public market and raise additional capital in order to fulfill its business plan.

We do not have any current plans, arrangements, commitments or understandings to engage in a merger or acquisition with another company.  We believe we are not a blank check company.

2. In addition, we are unable to locate a copy of your business plan that you stated has been provided with the courtesy copies. Please include with the next amendment.

We have noted this comment and will include a copy of our business plan with our courtesy copies.

3. The disclosure throughout your prospectus should be updated to the latest date practicable. We presently note information dated 2004. For example and without limitation under 'Plan of Distribution", "[T]he initial offering is based on recent sales at $0.15 per share in May, June, July and November of 2004." Also, please refer to the summary Compensation Table" which provides information during the fiscal year ended June 30, 2004."

We have noted this comment and have revised through out the document.

4. As previously requested in the staff's comment #2 in its letter dated May 31, 2005, please provide disclosure regarding the need for any blue sky registration. in the "Plan of Distribution" section, provide a subsection which addresses the states in which the shares may be sold and specifically address the blue sky registration requirements as applicable for each state.

We have noted this comment and have revised the disclosure to provide the need for blue sky registration

Our common stock was initially sold pursuant to Regulation S. We completed the offering pursuant to Rule 903 of

Regulation S (i.e., Category 3) of the Securities Act.  Each purchaser represented to us in the subscription agreement that he was a non-U.S. person as defined in Regulation S.  We did not engage in a distribution of this offering in the United States. Each purchaser represented his intention to acquire the securities for investment only and not with a view toward distribution.  Each purchaser represented to us that he will resell such securities only in accordance with the provisions of Regulation S which prohibit sales to or for the benefit of a U.S. person, pursuant to registration under the Act, or pursuant to an available exemption from registration and agrees not to engage in hedging transactions with regard to such securities unless in compliance with the Act. Appropriate legends were affixed to the stock certificate issued to each purchaser in accordance with Regulation S which, among other things, precludes transfers except as provided above.  Each purchaser was given adequate access to sufficient information about us to make an informed investment decision.  None of the securities were sold through an underwriter and accordingly, there were no underwriting discounts or commissions involved.  Each subscription agreement precluded transfer except under the above conditions.  No registration rights were granted to any of the purchasers.

After we become subject to the reporting requirements of the Securities Exchange Act of 1934, as amended, we intend to apply for a listing on the OTC Bulletin Board. At such time, we intend to submit information to Standards and poors to permit State exemptions permitting the resale of our securities in such States that  provide an exemption for S&P companies.  For other States, we intend to file blue sky registrations in accordance with such States blue sky filing requirements.  We estimate the cost of such registation shall be $5,000.

Registration Statement Cover Page

5. Please include the IRS Employer identification Number on the registration statement cover page.

We have noted this comment and have provide the company’s IRS number to the prospectus cover page

Prospectus Cover Page

6. We reissue prior comment six from our letter dated May 31, 2005. Please provide the basis for including the last sentence of paragraph three.

We have noted this comment and the basis for this sentence was to provide a statement as to the accuracy of the information in the prospectus as of the date on the prospectus, due to the possibility that information  may have changed subsequent to the date of the prospectus due to business developments. We have since deleted this sentence.

Prospectus Summary

Our Plan is to cam revenue from the sale of our software product, page 3

7. Clarify the relationship, if any, of Lazy Cherrett to the company or the company's management.

We have noted this comment and revised this section to state that there is no relationship between the company or company’s management and Larry Cherrett.

8.  Please clarify the relationship if any, of the company or its management and World Star Holdings and 3493734 Manitoba Ltd.

We have noted this comment and revised this section to state that there is no relationship between the company or company’s management and World Star Holdings

9.  Here and elsewhere in the prospectus, we note references to 3493743 Manitoba and 3493734 Manitoba Please reconcile as applicable.

We have noted this comment and have reconciled these numbers

10. We reissue prior comment 12 from our letter dated May 31, 2005. Indicate in the summary offering section that you will be paying the costs of this offering and disclose the amount. Indicate how you plan to pay these costs in the MD&A section.

We have noted this comment and have revised these sections.

Risk Factors, page 4

11. As previously requested in prior comment 13 from our letter dated May 31, 2005, please revise your initial risk factor to indicate the amount of the minimum budget, what this will cover, the material term of Mr. Ward's agreement to support the company, mid address the risk associated with Mr. Ward's verbal agreement as opposed to one in writing for example, is the oral agreement legally enforceable?

We have noted this comment and have provided additional disclosure to our second risk factor

12. We reissue prior comment 14 from our letter dated May 31, 2005, We Continue to note the reference to "limited prior business operations." Please explain this reference.

We have noted this comment and have provided the following explanation

13. Please include the incurred deficit from incorporation and update through the most recent financial statements.

We have noted this comment and have updated the deficit through the most recent financial statements

14. Please add a separate risk factor discussing the going concern raised by the independent auditor's report.

 We have noted this comment and have added this risk factor.

15. We reissue prior comment 15 from our letter dated May 31, 2005. Risk factor semi states that your success depends to a "critical extent on the continued efforts of services of Mr. Ward," Risk factor 11 states that your sole officer and director "lacks experience in operating this type of business." These risks appear somewhat inconsistent and. should be reconciled In doing so, please address the fact that Mr. Ward lacks financial and accounting experience and the impact this may have on the company.

We have revised this risk factor to address the fact that Mr. Ward lacks financial and accounting experience and the impact it has on the company.

Selling-Security Holders. page 9

16 We reissue prior comment 18 from our letter dated May 31, 2005. Please be advised that each spouse is deemed the beneficial owner of the shares held by the other spouse. Refer to Securities Act Release No. 33-4819 a person is regarded as the beneficial owner of securities held in the name of his or her spouse and their minor children As such, Marcella Ward would be deemed to be the beneficial owner of the amount owned by her husband, Derek Ward. Please revise the selling shareholders table and the beneficial ownership table accordingly. Also, in the discussion of family relationships, please Derek Ward's affiliation with the company and positions held with the company.

We have noted this comment and have revised the beneficial ownership table and have included  Mr. Ward’s affiliation with the company as well as his position

Plan of Distribution. page 15

17 We Note the reference to selling the shares in this offering on the pink sheets Please revise the disclosure to clarify that the pink sheets are not a. market for purposes of selling at the market price and therefore sales on the pink sheets would be at a fixed price.

We have revised this section in the plan of distribution

Organization within Last Five Years. page 23

18. As previously requested in prior comment 24 from our letter dated May 31, 2005, please provide greater detail about 3493734 Manitoba Ltd. and its relationship to the company

We have noted this comment and have provided the following explanation as to the relationship between 3493734 Manitoba Ltd. and Empirical Ventures Inc.

19. Revise to clarify the meaning of your third sentence, "in consideration for a purchase price of $5,000 and 100,000 common shares of the company's stock and was subsequently amended to the purchase price of an additional sum of $3,000 and a. further $10,000 by March 15, 2005 and cancellation the 100,000 shares,

$245,000 in further development expenditures and a royalty on our net revenues."

We have noted this comment and have revised our disclosure in this section.

20. Please reconcile the date the additional $10,000 must be paid with the term set forth in exhibit 10.1.

 We have noted this comment and have reconciled the date to coincide with the agreement as set forth in Exhibit 10.1

21. We reissue prior comment 23 from our letter dated May 31, 2005 Please clarify the nature of the 245,000 in costs you will incur for additional software development Clarify that the $245,000 in further development expenditures are to be managed and led by 3493734 Manitoba Ltd. and that this is a contractual provision in the purchase agreement Have you entered into any agreements, formal of otherwise, with 3493734 Manitoba Ltd. regarding the further development of this software? If so, please state and file all such agreements as exhibits. Clarify the impact the failure to incur these additional development expenditures will have upon your right to the software program and the impact this would have upon your business. Discuss whether there is a date, these development costs must be paid. How did you determine that $245,000 was the appropriate amount of additional funding to develop this technology? What if development is not adequate upon spending $245,000? Will you continue to incur development costs beyond the $245,000? Please advise and revise the disclosure herein and in the MD&A section.

We have noted this comment and have updated these sections accordingly

Description of Business page 23

Current and Planned Development Page 23

22. We, reissue prior comment 25 from our letter dated May 31, 2005. It is not clear what you purchased from 3493734. Please clarify what exactly you purchased, and what further developments need to be performed so that it is fully operational. Provide a timeline for performing this development in the MD&A section and indicate the costs involved. Specify what will happen if you are unable to meet a specified milestone.

 We have noted this comment and have revised these sections

23. Revise to provide a brief background to explain the transaction(s) between World Star Holdings and 3493734 Manitoba.

We have noted this comment and have added to our disclosure a brief background to the transaction between World Star Holding and 3493734 Manitoba.

24, State whether or not the 10,000 which was due on March 16, 2006 was paid as agreed

We have noted this comment and have not paid this amount and have received an extension from the Vendor

Until July 31, 2006, see exhibit 10.2

25. We note your supplemental response to prior comment 27 that continuing development on a limited basis you include "Setting the Darwin program operational in its current format of Windows 2000 or Windows NT." According Page 6 to the disclosure at the. top of page 24, at the time you acquired the program, it was operational using Windows 2000 or Windows NT format Please reconcile Clarify the current status of the software. We may have further comment. Furthermore, we reissue prior comment 31 from our letter dated May 31, 2005. Disclose in greater detail the operational capability of Darrwin.

We have noted this comment and revised this section

26. In the last paragraph of this section, clearly state how much more "additional" funding is necessary "in order to fully complete the further development and upgrades of the Darrwin; software program."

We have noted this comment and have revised this disclosure.

27. We reissue prior comment 27 from our letter dated May 31, 2005. We continue to note the statement that you will be able to "proceed with continued development and upgrades of [y]our software program on an extremely limited basis without additional funding.'' Please explain in the prospectus what you mean by limited basis what this will entail and for how long.

We have noted this comment and have revised our disclosure.

28. We reissue prior comment 28 from our letter dated May 31, 2005. Disclose in greater detail the role of Larry Cherrett in the software acquisition and his relationship to 3493734 Manitoba Ltd. Disclose the ultimate control person(s) for 3493734 Manitoba Ltd.

We have noted this comment and have provided the following disclosure

29. We reissue prior comment 29 From our letter dated May 31, 2005 We note the Technology Purchase Agreement states that 3493734 Manitoba Ltd. will manage and lead the development of the Darrwin software with $245,000 promised by Empirical. Please disclose the persons who will be involved in developing the Darrwin software and the basic framework of the future relationship between Empirical and 3493734.

We have noted this comment and the company that will be performing the development work on the Darrwin soft ware is Starcom technologies of Edmonton Alberta Canada

30. We reissue, prior comment 32 from our letter dated May 31, 2005. Please describe your calculations in estimating the $245,000 needed to complete development of the Darrwin software.

We have noted this comment  and have revised our disclosure to Provide a detailed budget for the further development of the Darrwin software program

31. We reissue prior comment 33.from our letter dated May 31, 2005. Disclose in greater detail your process for obtaining additional funding including anticipated mergers and debt or equity fund raising efforts.

We have noted this comment and have updated this disclosure to discuss our ongoing fund raising efforts and to disclosure the fact that we have no anticipated mergers and have no current plans for any mergers or acquisitions.

Competition page 26

32. Please reconcile the statement that management has "significant 'business experience, with the disclosure in the risk factor 11.

We have reconciled this statement to coincide with risk factor 11.

Research and Development , page 27

33. Clarify whether or not those short term loans will be adequate enough to cover the total amount of funds needed. Also, clarify whether management has arranged for a line of credit or whether Mr. Ward will use his personal funds

We have noted this comment and have revised our disclosure.

Plan Operation page 27

34. We reissue prior comment 37 from our letter dated May 31, 2005. Please provide the dates for beginning and completing each milestone.

We have noted this comment and have revised this section

35. We reissue prior comment 38 from our letter dated May 31, 2005. Reference is made to your statement that in furtherance of your business model, you "have continued to progress [y]our development plan focusing on web design and finding a suitable location to implement a test site." Please elaborate and update on all such efforts.

We have noted this comment and have revised our disclosure to update this section

36, As previously requested in prior comment 39 from our letter dated May 31, 2005, please disclose the costs involved to market your product. Indicate who will perform. the function of "commencing the trade marking process" and when they will begin. Also clarify who will be performing the functions as outlined in the elements as listed in 2, 3.and 4.

We have noted this comment and have revised our disclosure to these sections.

Management's Discussion and Analysis of Financial Condition

Results of Operations, page 29

37. Please state your current cash as of the most recent practicable date and explain how you plan to pay the offering expenses from these funds.

We have noted this comment and have as of the most recent practicable date and have provided an explanation of how we are paying the costs of the offering

38. We reissue prior comment 44 from our letter dated May 31, 2005. We reissue prior comments 51 through 55 from our letter dated February 11, 2005.

We have noted this comment and have revised the sections

39. Please state the deficit to date.

We have noted this comment and have provided the deficit to date

Description of Property, page 31

40. Please explain your statement that "[Our principal executive offices are controlled by Mr. Derek Ward

 We have revised this section to clarify this statement

Certain Relationships and Related Transactions, page 32

41. We note that Mr. Ward "may" be considered a promoter. Please revise to provide an affirmative statement that Mr. Ward is a promoter. Also, please state whether or not there are other promoters. For example, it appears Mr. Kerster would meet the definition of a promoter.

We have noted this comment and have revised this section with additional disclosure

Executive Compensation, page

42. Please update the table to include compensation for 2005.

We have updated the table to include compensation for 2005

Recent Sales of Unregistered Securities

43. We reissue prior comment 47 from our letter dated May 31, 2005. Please disclose the transaction involving    Larry Cherrett and the 100,000 shares of company stock issued to him. Please see Item 701 of Regulation S-B in this regard.

We have noted this comment and have revised this section

Exhibit Index

44. Please revise your exhibit index to reflect the amendment to Exhibit 10.1, Technology Purchase Agreement made on November 17, 2005.

We have noted this comment and have revised the exhibit index to reflect the Technology Purchase Agreement made on November 17, 2005.

Signature Page

45. Please insure that the signature page is currently dated in the next amendment to be filed. We note, the one filed herewith is dated April 5, 2005.

We have noted this comment and have ensured that the signature page contains the proper date.

Changes in and Disagreements with Accountants

46. Please revise this section to provide all of the disclosures specified in Item 304 of Regulation S-B, regarding the registrant ‘s change of accountants from Amisano Hanson to Jewett Schwartz & Associates. Please obtain a letter from your former accountants which states that they have read your disclosure in this section and they agree with that disclosure in so far as it pertains to their firm or the respects in which they do not agree. The letter from the former accountants should be filed as exhibit 16 to the registration statement. Please revise.

We have revised this section to disclose our change of independent accountants and have provided a letter from Amisano Hanson the company’s former accountants and filed under Exhibit 16

Exhibit 23.1

47. You are reminded that a currently dated consent of the independent accountants with typed signature should be included in an amendment to the registration statement. In this regard, the consent of Jewett Schwartz & Associates should not refer to incorporation by reference in the registration statement because their report is contained within the registration statement. Please revise.

We have noted this comment and have provided a revised and updated consent letter from Jewett Schwartz and Associates

Yours truly,

/s/ Derek Ward

Derek Ward,

President, Secretary Treasurer

The Company hereby acknowledges that:

•

the Company is responsible for the adequacy and accuracy of the disclosure in the filings;

•

staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from talking any action with respect to the fling; and

•

the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States